Commitments and Contingencies, Litigation Matters (Details) - HVC Alkmaar [Member] € in Millions	Jul. 23, 2014 EUR (€)
Property Damages [Member]
Loss Contingencies [Line Items]
Claims for estimated damages	€ 11
Business Interruption [Member]
Loss Contingencies [Line Items]
Claims for estimated damages	€ 35